The Investment Company of America®
Investment portfolio
March 31, 2026
unaudited

Common stocks 96.83% Energy 3.02%	Shares	Value (000)
Baker Hughes Co., Class A	3,310,442	$202,102
Canadian Natural Resources, Ltd. (CAD denominated)	32,368,604	1,578,990
Diamondback Energy, Inc.	2,929,232	579,373
EOG Resources, Inc.	3,836,543	554,649
Expand Energy Corp.	3,492,045	383,357
Exxon Mobil Corp.	2,101,560	356,551
Halliburton Co.	22,962,241	895,298
TC Energy Corp. (CAD denominated) (a)	7,418,569	464,547
		5,014,867
Materials 2.97%
Air Products and Chemicals, Inc.	888,535	258,111
Dow, Inc.	3,000,000	124,950
Freeport-McMoRan, Inc.	8,262,509	485,670
International Paper Co.	14,350,508	512,313
Linde PLC	5,592,248	2,772,413
LyondellBasell Industries NV	4,514,900	363,720
Smurfit Westrock PLC	10,341,247	412,099
		4,929,276
Industrials 11.91%
Airbus SE, non-registered shares (a)	597,424	112,211
Automatic Data Processing, Inc.	396,290	80,518
BAE Systems PLC	11,938,499	347,517
Boeing Co. (The) (b)	821,441	163,491
Carrier Global Corp.	31,676,969	1,783,730
Caterpillar, Inc.	461,986	327,299
CSX Corp.	5,180,104	212,643
FTAI Aviation, Ltd.	2,741,882	671,761
General Dynamics Corp.	2,256,997	774,646
General Electric Co.	12,552,468	3,562,014
GFL Environmental, Inc., subordinate voting shares	6,178,004	257,746
HEICO Corp.	152,961	41,942
Honeywell International, Inc.	282,599	63,876
Illinois Tool Works, Inc.	2,458,574	639,942
Ingersoll-Rand, Inc.	9,856,287	789,686
Northrop Grumman Corp.	205,094	139,923
Otis Worldwide Corp.	1,213,212	93,514
Paychex, Inc.	899,442	82,857
Recruit Holdings Co., Ltd.	10,015,000	447,170
Rolls-Royce Holdings PLC	79,142,267	1,208,577
RTX Corp.	12,674,017	2,444,818
Stanley Black & Decker, Inc.	5,875,287	417,498
TransDigm Group, Inc.	329,817	382,245
Uber Technologies, Inc. (b)	38,181,491	2,746,395
Union Pacific Corp.	2,201,133	534,039
The Investment Company of America — Page 1 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
United Airlines Holdings, Inc. (b)	1,252,378	$115,306
United Rentals, Inc.	947,253	690,131
Waste Connections, Inc.	476,795	77,451
Waste Management, Inc.	1,753,835	403,014
XPO, Inc. (b)	734,986	142,992
		19,754,952
Consumer discretionary 10.29%
Amazon.com, Inc. (b)	38,610,081	8,041,322
Carvana Co., Class A (b)	986,171	310,032
DoorDash, Inc., Class A (b)	1,675,209	251,533
Home Depot, Inc.	5,837,002	1,919,732
McDonald’s Corp.	989,914	307,655
MercadoLibre, Inc. (b)	156,740	271,007
Royal Caribbean Cruises, Ltd.	11,614,788	3,196,157
Starbucks Corp. (a)	23,533,780	2,108,391
Tesla, Inc. (b)	1,110,956	412,998
TJX Cos., Inc. (The)	1,277,867	204,075
Tractor Supply Co.	849,136	38,466
		17,061,368
Consumer staples 6.41%
Altria Group, Inc.	7,379,811	486,994
British American Tobacco PLC	75,299,664	4,386,257
British American Tobacco PLC (ADR)	1,451,116	84,847
Coca-Cola Co.	3,856,379	293,277
Imperial Brands PLC	12,755,925	519,159
Mondelez International, Inc., Class A	10,085,094	581,305
PepsiCo, Inc.	1,844,209	286,387
Philip Morris International, Inc.	22,990,781	3,801,296
Procter & Gamble Co.	1,389,170	200,652
		10,640,174
Health care 11.25%
Abbott Laboratories	12,143,362	1,246,759
AbbVie, Inc.	8,308,752	1,807,070
Alnylam Pharmaceuticals, Inc. (b)	1,947,787	644,464
Amgen, Inc.	861,137	302,991
Cencora, Inc.	1,146,598	360,192
Cigna Group (The)	813,232	216,930
CVS Health Corp.	2,765,351	198,608
Daiichi Sankyo Co., Ltd.	9,900,000	174,542
Danaher Corp.	3,275,070	620,953
Eli Lilly and Co.	6,059,533	5,573,377
GE HealthCare Technologies, Inc.	12,631,232	899,091
Gilead Sciences, Inc.	1,947,854	271,472
Intuitive Surgical, Inc. (b)	148,735	68,565
Johnson & Johnson	261,135	63,832
Medline, Inc., Class A (b)	2,824,406	125,686
Medtronic PLC	5,704,840	494,324
Stryker Corp.	638,427	209,781
Takeda Pharmaceutical Co., Ltd.	5,284,612	194,954
Thermo Fisher Scientific, Inc.	1,350,851	663,984
The Investment Company of America — Page 2 of 8

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
UnitedHealth Group, Inc.	6,366,821	$1,722,798
Vertex Pharmaceuticals, Inc. (b)	6,269,142	2,799,423
		18,659,796
Financials 8.13%
American Express Co.	1,666,218	503,998
Apollo Asset Management, Inc.	7,102,158	791,322
Arthur J. Gallagher & Co.	1,638,600	354,888
Berkshire Hathaway, Inc., Class B (b)	700,000	335,440
BlackRock, Inc.	1,044,999	1,004,986
Blackstone, Inc.	1,299,283	149,405
Blue Owl Capital, Inc., Class A	32,858,571	299,999
Brown & Brown, Inc.	3,706,245	241,684
Chubb, Ltd.	1,254,887	409,005
CME Group, Inc., Class A	820,505	242,336
JPMorgan Chase & Co.	5,979,153	1,758,828
KKR & Co., Inc.	2,968,229	274,561
Marsh & McLennan Cos., Inc.	3,787,818	656,997
Mastercard, Inc., Class A	2,171,874	1,085,199
Morgan Stanley	9,135,406	1,503,414
PNC Financial Services Group, Inc.	971,010	202,057
Progressive Corp.	6,665,263	1,321,322
U.S. Bancorp	665,608	34,618
Visa, Inc., Class A	1,560,503	471,646
Wells Fargo & Co.	23,251,961	1,851,089
		13,492,794
Information technology 29.72%
Amphenol Corp., Class A	5,936,473	750,073
Apple, Inc.	14,583,228	3,701,077
Applied Materials, Inc.	6,317,075	2,159,113
AppLovin Corp., Class A (b)	754,023	300,101
Arista Networks, Inc. (b)	3,851,950	472,942
ASML Holding NV	246,564	326,361
ASML Holding NV (ADR)	144,282	190,572
Broadcom, Inc.	32,908,735	10,185,583
Cisco Systems, Inc.	15,945,330	1,237,198
Corning, Inc.	5,709,991	776,388
Fair Isaac Corp. (b)	134,218	143,283
Infineon Technologies AG (ADR)	2,660,957	120,302
Intel Corp. (b)	24,783,332	1,093,688
KLA Corp.	193,468	284,864
Marvell Technology, Inc.	2,217,339	219,627
Micron Technology, Inc.	1,469,508	496,459
Microsoft Corp.	25,344,435	9,381,750
NVIDIA Corp.	62,731,759	10,940,419
Oracle Corp.	10,398,301	1,529,694
Salesforce, Inc.	3,885,517	725,310
Seagate Technology Holdings PLC	862,994	338,087
Shopify, Inc., Class A, subordinate voting shares (b)	5,231,071	620,510
Taiwan Semiconductor Manufacturing Co., Ltd.	46,488,000	2,620,781
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,067,215	698,615
		49,312,797
The Investment Company of America — Page 3 of 8

unaudited
Common stocks (continued) Communication services 10.09%	Shares	Value (000)
Alphabet, Inc., Class A	14,398,046	$4,140,302
Alphabet, Inc., Class C	12,344,888	3,541,255
AT&T, Inc.	5,024,424	145,658
Charter Communications, Inc., Class A (b)	2,956,871	638,329
Comcast Corp., Class A	39,482,762	1,133,550
Meta Platforms, Inc., Class A	8,091,111	4,629,167
Netflix, Inc. (b)	20,295,204	1,951,384
SoftBank Group Corp.	22,072,700	530,498
Versant Media Group, Inc., Class A	815,205	30,179
		16,740,322
Utilities 2.26%
Atmos Energy Corp.	1,315,930	243,079
CenterPoint Energy, Inc.	15,264,944	658,835
Constellation Energy Corp.	720,027	201,068
Dominion Energy, Inc.	9,895,902	611,765
DTE Energy Co.	921,649	134,763
Entergy Corp.	3,675,209	412,946
NextEra Energy, Inc.	5,303,003	492,543
PG&E Corp.	8,689,035	152,666
Pinnacle West Capital Corp.	2,240,323	225,713
Sempra	1,253,524	121,805
Xcel Energy, Inc.	6,241,558	495,829
		3,751,012
Real estate 0.78%
Extra Space Storage, Inc. REIT	2,532,360	332,068
Prologis, Inc. REIT	3,727,983	492,765
UDR, Inc. REIT	5,397,101	182,314
Welltower, Inc. REIT	1,470,668	290,766
		1,297,913
Total common stocks (cost: $90,401,564,000)		160,655,271
Preferred securities 0.30% Financials 0.30%
Fannie Mae, Series O, 7.00% noncumulative preferred shares (b)	4,810,038	91,631
Fannie Mae, Series P, (3-month USD CME Term SOFR + 0.75%) 4.711% perpetual noncumulative preferred shares (b)	564,388	5,333
Fannie Mae, Series R, 7.625% noncumulative preferred shares (b)	3,026,482	29,811
Fannie Mae, Series S, 8.25% noncumulative preferred shares (b)	7,688,868	91,498
Fannie Mae, Series T, 8.25% noncumulative preferred shares (b)	11,530,150	115,302
Federal Home Loan Mortgage Corp., Series V, 5.57% noncumulative preferred shares (b)	1,818,512	17,476
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(b)	12,714,951	143,679
Total preferred securities (cost: $272,003,000)		494,730
Convertible stocks 0.17% Industrials 0.11%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027 (a)	2,850,592	184,947
The Investment Company of America — Page 4 of 8

unaudited
Convertible stocks (continued) Financials 0.06%	Shares	Value (000)
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	2,459,184	$98,908
Total convertible stocks (cost: $272,841,000)		283,855
Short-term securities 3.00% Money market investments 2.83%
Capital Group Central Cash Fund 3.71% (c)(d)	46,938,061	4,693,337
Money market investments purchased with collateral from securities on loan 0.17%
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.55% (c)(e)	53,100,000	53,100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.57% (c)(e)	53,100,000	53,100
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (c)(e)	44,700,000	44,700
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.53% (c)(e)	39,100,000	39,100
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.58% (c)(e)	22,973,595	22,973
Capital Group Central Cash Fund 3.71% (c)(d)(e)	225,121	22,510
Fidelity Investments Money Market Government Portfolio, Class I 3.53% (c)(e)	22,300,000	22,300
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.54% (c)(e)	19,500,000	19,500
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.58% (c)(e)	2,700,000	2,700
		279,983
Total short-term securities (cost: $4,973,320,000)		4,973,320
Total investment securities 100.30% (cost: $95,919,728,000)		166,407,176
Other assets less liabilities (0.30%)		(500,497)
Net assets 100.00%		$165,906,679
Investments in affiliates (d)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 2.84%
Money market investments 2.83%
Capital Group Central Cash Fund 3.71% (c)	$4,554,108	$6,029,526	$5,889,661	$207	$(843)	$4,693,337	$45,292
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 3.71% (c)(e)	45,115		22,605 (f)			22,510	— (g)
Total 2.84%				$207	$(843)	$4,715,847	$45,292

(a)	All or a portion of this security was on loan.
(b)	Non-income producing.
(c)	Rate represents the seven-day yield at 3/31/2026.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan.
(f)	Represents net activity.
(g)	Dividend income is included with securities lending income and is not shown in this table.
The Investment Company of America — Page 5 of 8

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to
The Investment Company of America — Page 6 of 8

unaudited
period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of March 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$5,014,867	$—	$—	$5,014,867
Materials	4,929,276	—	—	4,929,276
Industrials	17,639,477	2,115,475	—	19,754,952
Consumer discretionary	17,061,368	—	—	17,061,368
Consumer staples	5,734,758	4,905,416	—	10,640,174
Health care	18,290,300	369,496	—	18,659,796
Financials	13,492,794	—	—	13,492,794
Information technology	46,365,655	2,947,142	—	49,312,797
Communication services	16,209,824	530,498	—	16,740,322
Utilities	3,751,012	—	—	3,751,012
Real estate	1,297,913	—	—	1,297,913
Preferred securities	494,730	—	—	494,730
Convertible stocks	283,855	—	—	283,855
Short-term securities	4,973,320	—	—	4,973,320
Total	$155,539,149	$10,868,027	$—	$166,407,176

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CME = CME Group
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
The Investment Company of America — Page 7 of 8

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-004-0526
The Investment Company of America — Page 8 of 8